Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,148,261	€ 1,403,492
Trade accounts and other receivables from unrelated parties	3,999,789	3,471,213
Property, plant and equipment	3,672,917	3,782,780
Right-of-use assets	3,633,509	3,671,241
Goodwill	14,675,530	14,650,008
Total assets	34,336,099	33,929,808	€ 35,500,515
Accounts payable to unrelated parties	725,178	762,068
Total liabilities	19,203,772	19,103,273
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	43,734	23,733
Trade accounts and other receivables from unrelated parties	194,876	27,535
Property, plant and equipment	80,768	42,710
Right-of-use assets	124,776	114,602
Goodwill	396,976	274,543
Other	55,401	24,477
Total assets	896,531	507,600
Accounts payable to unrelated parties	22,620	12,880
Lease liabilities	153,313	128,653
Provisions and other liabilities	94,398	39,091
Total liabilities	270,331	€ 180,624
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ (150,518)